Prepaid Expenses and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid Expenses and Other Current Assets
Prepaid commission to matchmaking service agencies		45,915	6,172
Prepaid expenses-other		7,235	6,659
Advances to employees		4,014	2,761
Interest receivables		2,417	4,782
Rental and other deposits		3,653	2,781
Inventory		1,553
Others		1,714	540
Prepaid expenses and other current assets	$ 10,718	66,501	23,695